                    SUPPLEMENT DATED OCTOBER 26, 1998, TO
                        THE PROSPECTUS DATED MAY 1, 1998
                 STRATEGIC ADVANTAGE II VARIABLE UNIVERSAL LIFE
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY
                   SECURITY LIFE OF DENVER INSURANCE COMPANY
                                      AND
                       SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The first sentence in the "Policy Loans" section on page 27 is changed to read:

     "At any time after the first policy Monthly Processing Date, or as otherwise required by law, the Owner may borrow against the Policy by using it as security for a loan."

Effective July 6, 1998, INVESCO Funds Group, Inc. ("IFG"), the investment adviser to INVESCO Variable Investment Funds, Inc., changed the arrangements by which it voluntarily absorbs certain expenses of the INVESCO VIF - High Yield Portfolio, INVESCO VIF - Industrial Income Portfolio, INVESCO VIF - Small Company Growth Fund, INVESCO VIF - Total Return Portfolio and INVESCO VIF - Utilities Portfolio. See Pages 33 - 35 of the prospectus. The annual expenses of these Portfolios, restated to reflect these changes, are as follows:

       PORTFOLIO          INVESTMENT   OTHER EXPENSES      TOTAL
                          MANAGEMENT                     PORTFOLIO
                             FEE                         EXPENSES
===================================================================
INVESCO VIF - High           0.60%          0.45%          1.05%
 Yield Portfolio

INVESCO VIF -                0.75%          0.40%          1.15%
 Industrial Income
 Portfolio

INVESCO VIF - Small          0.75%          0.50%          1.25%
 Company Growth
 Fund

INVESCO VIF - Total          0.75%          0.40%          1.15%
 Return Portfolio

INVESCO VIF -                0.60%          0.55%          1.15%
 Utilities Portfolio

                                     * * *

The illustrations of death benefits, account values and surrender values, and accumulated premiums included on pages 45 - 52 of the prospectus and as supplemented on August 3, 1998 reflect, among other policy fees, charges, and costs, the simple average of total Portfolio expenses for all Portfolios available through the Policy. Taking into account the changes affecting the INVESCO VIF Portfolios described above, this simple average increases from
 .7909% to .8387%.